AVIF-SAI-SUP-1

Statement of Additional Information Supplement dated May 25, 2017

The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Series I and Series II shares of the Funds listed below:

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Money Market Fund

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Invesco V.I. Managed Volatility Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund

1.	The following information is added as the seventh paragraph under the heading “General Information about the Trust – Shares of Beneficial Interest” in the Statement of Additional Information for each Fund.

The Trust Agreement provides that the Board may authorize (i) a merger, consolidation or sale of assets (including, but not limited to, mergers, consolidations or sales of assets between two Funds, or between a Fund and a series of any other registered investment company), and (ii) the combination of two or more classes of shares of a Fund into a single class, each without shareholder approval but subject to applicable requirements under the 1940 Act and state law.

2.	The following information replaces in its entirety fundamental investment restriction number (6) under the heading “Description of the Funds and Their Investments and Risks – Fund Policies – Fundamental Restrictions” in the Statement of Additional Information for each Fund.

(6) The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.

3.	Non-fundamental investment restriction number (4) under the heading “Description of the Funds and Their Investments and Risks – Fund Policies – Non-Fundamental Restrictions” in the Statement of Additional Information for each Fund is hereby deleted in its entirety.

4.	The following sub-advisers are hereby added to the list of affiliated sub-advisers appearing after the first paragraph under the heading “Investment Advisory and Other Services – Investment Sub-Advisers” in the Statement of Additional Information for each Fund.

Invesco PowerShares Capital Management LLC (Invesco PowerShares)

Invesco Asset Management (India) Private Limited (Invesco India)

AVIF-SAI-SUP-1